UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (98.1%)(a)
		Shares	Value

Aerospace and defense (1.1%)

BAE Systems PLC (United Kingdom)		110,852	$938,040

			938,040
Airlines (1.0%)

Japan Airlines Co., Ltd. (Japan)		26,400	893,628

			893,628
Auto components (1.5%)

Magna International, Inc. (Canada)		9,252	493,761

Valeo SA (France)		11,180	829,553

			1,323,314
Automobiles (3.5%)

Fiat Chrysler Automobiles NV (Italy)(NON)		34,094	610,883

Nissan Motor Co., Ltd. (Japan)		157,100	1,556,661

Yamaha Motor Co., Ltd. (Japan)		29,900	896,475

			3,064,019
Banks (15.7%)

Australia & New Zealand Banking Group, Ltd. (Australia)		80,505	1,876,661

Bank of Ireland Group PLC (Ireland)(NON)		78,303	641,346

Danske Bank A/S (Denmark)		23,561	942,253

DNB ASA (Norway)		36,676	739,092

ING Groep NV GDR (Netherlands)		201,586	3,716,771

Lloyds Banking Group PLC (United Kingdom)		427,479	387,972

Mizuho Financial Group, Inc. (Japan)		385,700	676,353

Skandinaviska Enskilda Banken AB (Sweden)		61,663	812,341

Societe Generale SA (France)		32,081	1,878,196

Sumitomo Mitsui Financial Group, Inc. (Japan)		35,300	1,357,908

Swedbank AB Class A (Sweden)		29,322	810,730

			13,839,623
Building products (2.8%)

Compagnie De Saint-Gobain (France)		14,016	835,233

Johnson Controls International PLC		22,800	918,612

Sanwa Holdings Corp. (Japan)		61,300	703,604

			2,457,449
Capital markets (2.3%)

Credit Suisse Group AG (Switzerland)		32,609	516,235

Natixis SA (France)		103,845	830,912

UBS Group AG (Switzerland)		38,489	657,813

			2,004,960
Chemicals (1.8%)

Akzo Nobel NV (Netherlands)		12,317	1,137,229

LANXESS AG (Germany)		5,511	434,838

			1,572,067
Communications equipment (1.0%)

Nokia OYJ (Finland)		151,551	906,696

			906,696
Construction and engineering (2.1%)

Vinci SA (France)		19,566	1,859,255

			1,859,255
Construction materials (1.6%)

CRH PLC (Ireland)		20,532	783,210

LafargeHolcim, Ltd. (Switzerland)		9,888	577,953

			1,361,163
Diversified financial services (3.5%)

Challenger, Ltd. (Australia)		137,857	1,351,899

Eurazeo SA (France)		10,096	902,452

ORIX Corp. (Japan)		49,200	794,223

			3,048,574
Diversified telecommunication services (4.8%)

BCE, Inc. (Canada)		15,200	712,155

Com Hem Holding AB (Sweden)		46,938	670,798

Nippon Telegraph & Telephone Corp. (Japan)		29,100	1,334,563

Spark New Zealand, Ltd. (New Zealand)		349,779	923,347

Telecom Italia SpA RSP (Italy)		764,781	574,877

			4,215,740
Electric utilities (1.0%)

SSE PLC (United Kingdom)		49,258	922,099

			922,099
Electronic equipment, instruments, and components (2.0%)

Murata Manufacturing Co., Ltd. (Japan)		5,200	768,788

TDK Corp. (Japan)		15,100	1,030,835

			1,799,623
Equity real estate investment trusts (REITs) (1.4%)

Hibernia REIT PLC (Ireland)		637,735	1,149,452

Viva Energy REIT (Australia)		46,823	77,515

			1,226,967
Food and staples retail (1.4%)

Koninklijke Ahold Delhaize NV (Netherlands)		35,616	665,936

Seven & i Holdings Co., Ltd. (Japan)		15,500	598,677

			1,264,613
Food products (2.2%)

Kerry Group PLC Class A (Ireland)		13,232	1,271,287

Orkla ASA (Norway)		67,702	694,488

			1,965,775
Health-care equipment and supplies (0.9%)

Hoya Corp. (Japan)		13,900	753,916

			753,916
Hotels, restaurants, and leisure (0.7%)

Dalata Hotel Group PLC (Ireland)(NON)		98,419	643,258

			643,258
Household durables (0.8%)

Panasonic Corp. (Japan)		50,000	724,927

			724,927
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,345	591,336

			591,336
Industrial conglomerates (2.4%)

Siemens AG (Germany)		14,771	2,080,979

			2,080,979
Insurance (9.8%)

AIA Group, Ltd. (Hong Kong)		171,600	1,272,637

Allianz SE (Germany)		4,089	917,989

AXA SA (France)		52,027	1,573,548

Chubb, Ltd.		8,165	1,163,921

Insurance Australia Group, Ltd. (Australia)		182,935	918,540

Prudential PLC (United Kingdom)		74,563	1,784,970

SCOR SE (France)		24,535	1,028,701

			8,660,306
Machinery (1.3%)

KION Group AG (Germany)		4,628	442,893

NSK, Ltd. (Japan)		52,300	706,331

			1,149,224
Media (—%)

GEDI Gruppo Editoriale SpA (Italy)(NON)		3,339	2,960

			2,960
Metals and mining (2.3%)

Glencore PLC (United Kingdom)		164,555	754,122

Rio Tinto PLC (United Kingdom)		26,774	1,246,013

			2,000,135
Multi-utilities (2.0%)

RWE AG (Germany)(NON)		32,038	727,779

Veolia Environnement SA (France)		46,066	1,064,408

			1,792,187
Oil, gas, and consumable fuels (7.2%)

EnCana Corp. (Canada)		70,700	832,365

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)		57,965	1,751,771

Royal Dutch Shell PLC Class B (United Kingdom)		32,854	1,010,138

Suncor Energy, Inc. (Canada)		48,831	1,711,384

Total SA (France)		18,803	1,009,937

			6,315,595
Personal products (0.8%)

Shiseido Co., Ltd. (Japan)		16,600	666,426

			666,426
Pharmaceuticals (7.6%)

AstraZeneca PLC (United Kingdom)		21,049	1,397,590

Bayer AG (Germany)		8,470	1,154,233

Novartis AG (Switzerland)		20,130	1,723,320

Sanofi (France)		23,971	2,380,115

			6,655,258
Real estate management and development (0.8%)

Mitsui Fudosan Co., Ltd. (Japan)		32,300	701,039

			701,039
Software (1.0%)

Nintendo Co., Ltd. (Japan)		2,400	889,536

			889,536
Technology hardware, storage, and peripherals (1.5%)

Samsung Electronics Co., Ltd. (South Korea)		602	1,353,120

			1,353,120
Tobacco (1.2%)

Imperial Brands PLC (United Kingdom)		24,173	1,031,355

			1,031,355
Trading companies and distributors (3.4%)

ITOCHU Corp. (Japan)		49,500	811,073

Mitsubishi Corp. (Japan)		59,600	1,386,157

Wolseley PLC (United Kingdom)		11,981	786,030

			2,983,260
Transportation infrastructure (0.7%)

Aena SA (Spain)		3,348	604,432

			604,432
Wireless telecommunication services (2.3%)

KDDI Corp. (Japan)		17,800	469,602

Vodafone Group PLC (United Kingdom)		567,776	1,588,591

			2,058,193

Total common stocks (cost $71,387,724)			$86,321,047

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 1.17%(AFF)	Shares	1,176,669	1,176,669

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)	Shares	120,000	120,000

U.S. Treasury Bills 1.040%, 1/18/18(SEGSF)		$111,000	110,664

U.S. Treasury Bills 1.077%, 2/8/18(SEGSF)		112,000	111,567

Total short-term investments (cost $1,518,899)			$1,518,900

TOTAL INVESTMENTS

Total investments (cost $72,906,623)			$87,839,947

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $29,429,459) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$1,654,735	$1,612,992	$41,743
	British Pound	Buy	12/20/17	848,239	832,497	15,742
	Canadian Dollar	Sell	10/18/17	609,007	586,437	(22,570)
	Euro	Sell	12/20/17	162,031	162,959	928
	Hong Kong Dollar	Buy	11/15/17	478,929	479,668	(739)
	Japanese Yen	Sell	11/15/17	335,998	342,333	6,335
	New Zealand Dollar	Sell	10/18/17	175,466	177,016	1,550
Barclays Bank PLC
	Canadian Dollar	Sell	10/18/17	262,984	253,312	(9,672)
	Hong Kong Dollar	Buy	11/15/17	1,149,949	1,151,783	(1,834)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	258,339	251,876	6,463
	British Pound	Buy	12/20/17	1,060,065	1,026,560	33,505
	Canadian Dollar	Sell	10/18/17	775,166	746,530	(28,636)
	Danish Krone	Sell	12/20/17	358,461	360,735	2,274
	Euro	Sell	12/20/17	542,123	546,479	4,356
	Japanese Yen	Sell	11/15/17	59,222	60,524	1,302
Credit Suisse International
	Swedish Krona	Buy	12/20/17	99,794	102,167	(2,373)
Goldman Sachs International
	Canadian Dollar	Sell	10/18/17	224,591	228,311	3,720
	Chinese Yuan (Offshore)	Buy	11/15/17	19,210	18,903	307
	Euro	Sell	12/20/17	1,681,922	1,698,965	17,043
	Japanese Yen	Buy	11/15/17	2,667,841	2,720,793	(52,952)
HSBC Bank USA, National Association
	Euro	Sell	12/20/17	156,215	157,690	1,475
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/17	2,873,401	2,787,698	85,703
	Euro	Sell	12/20/17	544,022	549,152	5,130
	New Zealand Dollar	Sell	10/18/17	697,966	703,558	5,592
	Norwegian Krone	Sell	12/20/17	680,003	696,612	16,609
	Singapore Dollar	Buy	11/15/17	1,155,187	1,155,057	130
	South Korean Won	Sell	11/15/17	1,353,406	1,382,733	29,327
	Swiss Franc	Buy	12/20/17	3,038,148	3,059,326	(21,178)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	936,265	912,899	23,366
	British Pound	Sell	12/20/17	1,367,929	1,325,849	(42,080)
	Canadian Dollar	Sell	10/18/17	1,062,677	1,023,562	(39,115)
	Israeli Shekel	Buy	10/18/17	497,026	503,640	(6,614)
UBS AG
	Australian Dollar	Sell	10/18/17	1,178,918	1,149,647	(29,271)
	Canadian Dollar	Sell	10/18/17	686,516	661,196	(25,320)

Unrealized appreciation						302,600
Unrealized depreciation						(282,354)

Total						$20,246
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $88,009,284.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*	$—	$21,022,994	$21,022,994	$9,321	$—
	Putnam Short Term Investment Fund**	1,088,166	12,542,021	12,453,518	5,537	1,176,669

	Total Short-term investments	$1,088,166	$33,565,015	$33,476,512	$14,858	$1,176,669
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $222,186.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $162,501 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	20.2%
	France	16.2
	United Kingdom	15.5
	Germany	7.2
	Netherlands	6.3
	Ireland	5.1
	Australia	4.8
	Canada	4.3
	United States	4.0
	Switzerland	4.0
	Sweden	2.6
	Norway	1.6
	South Korea	1.5
	Hong Kong	1.5
	Italy	1.4
	Denmark	1.1
	New Zealand	1.1
	Finland	1.0
	Spain	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $164,795 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $222,186 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,580,415	$3,178,063	$—
Consumer staples	4,254,402	1,265,103	—
Energy	6,315,595	—	—
Financials	19,305,242	8,248,221	—
Health care	6,655,258	753,916	—
Industrials	8,465,474	4,500,793	—
Information technology	906,696	4,042,279	—
Materials	4,933,365	—	—
Real estate	1,149,452	778,554	—
Telecommunication services	3,546,421	2,727,512	—
Utilities	2,714,286	—	—
Total common stocks	60,826,606	25,494,441	—
Short-term investments	1,296,669	222,231	—

Totals by level	$62,123,275	$25,716,672	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$20,246	$—

Totals by level	$—	$20,246	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	302,600	282,354

Total	$302,600	$282,354

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$31,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017